Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap and cross currency interest rate swap agreements as at December 31, 2013, were as follows:

Maturity date	Total outstanding principal as at December 31, 2013	Receive rate	Pay rate range
	(In US$ millions)
Expiring in 2014	1,000	3 month LIBOR	2.06%	2.71%
Expiring in 2015	50	3 month LIBOR	4.63%	4.63%
Expiring in 2016	1,350	3 month LIBOR	2.14%	3.36%
Expiring in 2016	53	6 month LIBOR	3.83%	3.83%
Expiring in 2017	1,462	3 month LIBOR	0.74%	3.8%
Expiring in 2018	1,446	3 month LIBOR	1.1%	3.34%
Expiring in 2019	843	3 month LIBOR	1.11%	1.36%
Expiring in 2020	3,329	3 month LIBOR	1.11%	2.19%
Expiring in 2021	—	3 month LIBOR	—%	—%
Expiring in 2022	243	3 month LIBOR	1.38%	1.38%
Total	9,776

Schedule of Derivatives, by Variable Interest Entities

Variable interest entity	Outstanding principal as at December 31, 2013	Receive rate	Pay rate	Length of contract
	(In US$ millions)
SFL Linus Limited (West Linus)	4.0	1 month LIBOR	2.01%	Mar 2014 - Oct 2018
SFL Linus Limited (West Linus)	4.0	2 month LIBOR	2.01%	Mar 2014 - Nov 2018
SFL Linus Limited (West Linus)	237.5	3 month LIBOR	1.77%	Dec 2013 - Dec 2018

Carrying value and estimated fair value of financial instruments
Fair values of financial instruments

The carrying value and estimated fair value of the Company's financial instruments at December 31, 2013 and December 31, 2012 are as follows:

	December 31, 2013		December 31, 2012
(In US$ millions)	Fair value	Carrying value	Fair value	Carrying value
Cash and cash equivalents	744	744	318	318
Restricted cash	318	318	402	402
Current portion of long-term debt	1,566	1,566	2,066	2,066
Long-term portion of floating rate debt	8,793	8,793	6,287	6,287
Long term portion of fixed rate CIRR loans	150	150	218	218
Fixed interest loans	—	—	70	69
Fixed interest convertible bonds	704	577	872	561
Fixed interest bonds	1,837	1,842	1,360	1,342
Floating interest bonds	745	742	224	224

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2013	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	1,082	1,078	—	4
Interest rate swap contracts – short term receivable	5	—	5	—
Foreign exchange forwards – short term receivable	2	—	2	—
Other derivative instruments – short term receivable	2	—	2	—
Total assets	1,091	1,078	9	4

Liabilities:
Interest rate swap contracts – short term payable	94	—	94	—
Interest rate swap contracts – long term payable	2	—	2	—
Cross currency interest rate swap contracts – short term payable	46	—	46	—
Foreign exchange forwards – short term payable	3	—	3	—
Other derivative instruments – short term payable	2	—	2	—
Total liabilities	147	—	147	—

	Fair value	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities	333	329	—	4
Cross currency swap contracts – short term receivable	7	—	7	—
Foreign exchange forwards – short term receivable	4	—	4	—
Total assets	344	329	11	4

Liabilities:
Interest rate swap contracts – short term payable	388	—	388	—
Other derivative instruments – short term payable	8	—	8	—
Total liabilities	396	—	396	—

Roll forward of fair value measurements using unobservable inputs (Level 3)
Roll forward of fair value measurements using unobservable inputs (Level 3):

(In US$ millions)
Beginning balance January 1, 2013	4
Realization	—
Purchase	—
Changes in fair value of bonds	—
Closing balance December 31, 2013	4

Schedules of Concentration of Risk, by Risk Factor
n the years ended December 31, 2013, 2012 and 2011, the Company had the following customers with contract revenues greater than 10%:

(US$ millions)	2013	2012	2011
Petroleo Brasileiro S.A ("Petrobras")	16%	15%	17%
Total S.A Group ("Total")	14%	14%	15%
Statoil ASA ("Statoil")	14%	9%	7%
Exxon Mobil Corp ("Exxon")	12%	11%	10%
Royal Dutch Shell Group ("Shell")	7%	10%	10%